Public Offering (Details) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended
	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Public Offering
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	17,250,000
Sale of stock, price per share	$ 10.00
Public offering expiration period	5 years
Redemption of warrant holders stock price per share	$ 0.01
Underwriting discount percentage		2.00%	2.00%
Underwriter aggregate fee (in Dollars)		$ 6,038,000
Underwriting commission			3.50%
Initial business combination an issue price or effective issue price		$ 9.20
Newly issued price		115.00%
Trust Account [Member]
Public Offering
Underwriter aggregate fee (in Dollars)			$ 6,038,000
Over-Allotment Option [Member]
Public Offering
Underwriter aggregate fee (in Dollars)		$ 3,450,000	$ 3,450,000
Public Offering [Member]
Public Offering
Sale of Stock, Number of Shares Issued in Transaction (in Shares)		17,250,000
Sale of stock, price per share		$ 10.00
Common stock, par value		0.0001
Share price		11.50
Class A common stock [Member]
Public Offering
Common stock, par value	0.0001	$ 0.0001	$ 0.0001
Share price	11.50
Redemption of warrant holders stock price per share	$ 18.00
Proposed Offering, description			In addition, if the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the “newly issued price”), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.
Underwriting discount percentage		3.50%
Class A common stock [Member] | Public Offering [Member]
Public Offering
Proposed Offering, description		Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination. No fractional shares will be issued upon exercise of the Warrants. If, upon exercise of the Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Class A common stock to be issued to the Warrant holder. Each Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the 24-month period allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of a Warrant during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Class A common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.